RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Parties Transactions Details
Management Fees	$ 241,950	$ 105,000	$ 60,000